TAXES ON INCOME (Tables) - Intec Pharma Ltd. [Member]	12 Months Ended
Dec. 31, 2020
SCHEDULE OF DEFERRED INCOME TAXES

f.	Deferred income taxes:

	December 31
	2020	2019
	U.S. dollars in thousands
In respect of:
Net operating loss carry forward	$39,924	$33,316
Research and Development expenses	2,910	6,209
Impairment of long-lived assets	3,143	3,143
Issuance costs	274	216
Other	1,246	1,138
Less—valuation allowance	(47,497)	(44,022)
Net deferred tax assets	$-	$-

SCHEDULE OF CHANGE IN VALUATION ALLOWANCE

The change in valuation allowance for the years ended December 31, 2020 and 2019 were as follows:

	Year ended December 31
	2020	2019
	U.S. dollars in thousands
Balance at the beginning of the year	$44,022	$32,684
Changes during the year	3,475	11,338
Balance at the end of the year	$47,497	$44,022

SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAX

The components of loss before income tax are as follows:

	Year ended December 31
	2020	2019
	U.S. dollars in thousands
Income (loss) before income tax:
Intec	$(14,180)	$(47,331)
Subsidiary	176	370
	$(14,004)	$(46,961)

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

The following table summarizes the activity of the Company unrecognized tax benefits:

	Year ended December 31
	2020	2019
	U.S. dollars in thousands
Balance at the beginning of the year	$604	$309
Increase in uncertain tax positions for the current year	87	295
Balance at the end of the year	$691	$604